FINANCIAL ASSETS AND FINANCIAL LIABILITIES - Financial Assets and Liabilities Measured at value (Details) - HKD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Short-term investments	$ 2,264,435	$ 164,187
Other equity investments	5,514
Other financial assets		51,606
Total financial assets, measured at fair value	2,269,949	215,793
Other financial liabilities	(5,827)
Total financial liabilities, measured at fair value	(5,827)
Fair value disclosure	0
Fixed Income Funds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Alternative Investment	1,459,862	739,136
Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Short-term investments	1,149,028	164,187
Other equity investments	5,514
Other financial assets		51,606
Total financial assets, measured at fair value	1,154,542	$ 215,793
Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Short-term investments	1,115,407
Total financial assets, measured at fair value	1,115,407
Other financial liabilities	(5,827)
Total financial liabilities, measured at fair value	$ (5,827)